UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-09377

                The Gabelli Dividend Growth Fund

(Exact name of registrant as specified in charter)

One Corporate Center

                                 Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                         Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Dividend Growth Fund Semiannual Report — June 30, 2014
Barbara G. Marcin, CFA
To Our Shareholders,	Portfolio Manager

For the six months ended June 30, 2014, the net asset value (“NAV”) per Class AAA Share of The Gabelli Dividend Growth Fund increased 7.2% compared with the increase of 7.1% for the Standard & Poor’s (“S&P”) 500 Index. See below for additional performance information.

Enclosed are the schedule of investments and financial statements as of June 30, 2014.

Comparative Results

Average Annual Returns through June 30, 2014 (a) (Unaudited)					Since
					Inception
	Six Months	1 Year	5 Year	10 Year	(8/26/99)
Class AAA (GABBX)	7.17%	22.94%	15.70%	7.52%	6.22%
S&P 500 Index	7.14	24.61	18.83	7.78	4.43
Lipper Large Cap Value Fund Average	6.98	23.19	17.32	7.20	4.83
Class A (GBCAX)	7.18	22.96	15.70	7.54	6.24
With sales charge (b)	1.02	15.89	14.33	6.91	5.82
Class C (GBCCX)	6.85	22.09	14.81	6.73	5.67
With contingent deferred sales charge (c)	5.85	21.09	14.81	6.73	5.67
Class I (GBCIX)	7.36	23.28	15.99	7.80	6.41

In the current prospectuses dated April 30, 2014, the expense ratios for Class AAA, A, C, and I Shares are 2.00%, 2.00%, 2.75%, and 1.75%, respectively. See page 8 for the expense ratios for the six months ended June 30, 2014. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had Gabelli Funds, LLC (the “Adviser”) not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Lipper Large Cap Value Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003, and the Class I Shares on June 30, 2004.The actual performance of the Class A and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance for the Class I Shares would have been higher due to the lower expenses related to this class of shares.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The Gabelli Dividend Growth Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2014 through June 30, 2014	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	01/01/14	06/30/14	Ratio	Period*
The Gabelli Dividend Growth Fund
Actual Fund Return
Class AAA	$1,000.00	$1,071.70	1.90%	$ 9.76
Class A	$1,000.00	$1,071.80	1.90%	$ 9.76
Class C	$1,000.00	$1,068.50	2.65%	$13.59
Class I	$1,000.00	$1,073.60	1.65%	$ 8.48
Hypothetical 5% Return
Class AAA	$1,000.00	$1,015.37	1.90%	$ 9.49
Class A	$1,000.00	$1,015.37	1.90%	$ 9.49
Class C	$1,000.00	$1,011.65	2.65%	$13.22
Class I	$1,000.00	$1,016.61	1.65%	$ 8.25

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2014:

The Gabelli Dividend Growth Fund

Financial Services	17.3%
Health Care	12.5%
Energy	12.0%
Computer Software and Services	7.4%
Energy Services	4.8%
Diversified Industrial	4.7%
U.S. Government Obligations	4.2%
Metals and Mining	3.9%
Food and Beverage	3.7%
Entertainment	3.5%
Electronics	3.3%
Water	3.2%
Retail	3.1%

Automotive	3.1%
Specialty Chemicals	3.1%
Telecommunications	2.4%
Paper and Forest Products	2.4%
Communications Equipment	2.2%
Environmental Services	1.3%
Cable and Satellite	1.0%
Agriculture	0.4%
Consumer Services	0.3%
Other Assets and Liabilities (Net)	0.2%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Dividend Growth Fund

Schedule of Investments — June 30, 2014 (Unaudited)

			Market
Shares		Cost	Value

	COMMON STOCKS — 95.6%
	Agriculture — 0.4%
1,000	Monsanto Co.	$59,350	$124,740

	Automotive — 3.1%
20,000	General Motors Co.	675,236	726,000
10,000	Navistar International Corp.†	311,426	374,800

		986,662	1,100,800

	Cable and Satellite — 1.0%
2,500	Time Warner Cable Inc.	334,081	368,250

	Communications Equipment — 2.2%
15,300	Cisco Systems Inc.	280,188	380,205
5,000	QUALCOMM Inc.	360,234	396,000

		640,422	776,205

	Computer Software and Services — 7.4%
17,500	Apple Inc.	1,204,562	1,626,275
200	Google Inc., Cl. C†	108,989	115,056
21,000	Microsoft Corp.	573,073	875,700

		1,886,624	2,617,031

	Consumer Services — 0.3%
2,500	The ADT Corp.	65,393	87,350

	Diversified Industrial — 4.7%
28,000	General Electric Co.	488,174	735,840
10,000	Honeywell International Inc.	323,863	929,500

		812,037	1,665,340

	Electronics — 3.3%
21,600	Intel Corp.	490,712	667,440
10,800	Texas Instruments Inc.	202,032	516,132

		692,744	1,183,572

	Energy — 12.0%
2,000	Apache Corp.	171,419	201,240
2,700	Chevron Corp.	187,531	352,485
11,050	ConocoPhillips	424,479	947,316
19,000	CONSOL Energy Inc.	731,316	875,330
6,000	Devon Energy Corp.	359,387	476,400
6,000	Exxon Mobil Corp.	439,773	604,080
7,525	Phillips 66	215,472	605,236
6,000	Statoil ASA, ADR	135,982	184,980

		2,665,359	4,247,067

	Energy Services — 4.8%
15,500	Halliburton Co.	523,171	1,100,655
6,100	Transocean Ltd.	342,363	274,683
15,000	Weatherford International plc†	313,755	345,000

		1,179,289	1,720,338

	Entertainment — 3.5%
6,000	Scripps Networks Interactive Inc., Cl. A	460,813	486,840

			Market
Shares		Cost	Value
9,000	The Walt Disney Co.	$307,957	$771,660

		768,770	1,258,500

	Environmental Services — 1.3%
10,000	Waste Management Inc.	316,772	447,300

	Financial Services — 17.3%
4,500	American Express Co.	124,768	426,915
21,000	American International Group Inc.	777,207	1,146,180
16,000	Citigroup Inc.	578,193	753,600
12,000	CME Group Inc.	640,042	851,400
12,000	JPMorgan Chase & Co.	412,688	691,440
17,000	Morgan Stanley	286,632	549,610
25,000	The Blackstone Group LP	837,509	836,000
5,000	U.S. Bancorp	166,500	216,600
11,000	Waddell & Reed Financial Inc., Cl. A	299,210	688,490

		4,122,749	6,160,235

	Food and Beverage — 3.7%
3,000	Diageo plc, ADR	255,162	381,810
12,000	Mondelēz International Inc., Cl. A	207,371	451,320
5,400	PepsiCo Inc.	345,768	482,436

		808,301	1,315,566

	Health Care — 12.5%
6,487	Bristol-Myers Squibb Co.	165,712	314,684
5,400	Covidien plc	160,383	486,972
4,000	Eli Lilly & Co.	166,519	248,680
7,000	Gilead Sciences Inc.†	508,757	580,370
3,000	Johnson & Johnson	178,073	313,860
11,950	Merck & Co. Inc.	376,556	691,307
18,575	Pfizer Inc.	323,306	551,306
8,000	Sanofi, ADR	406,855	425,360
25,854	Zoetis Inc.	717,266	834,309

		3,003,427	4,446,848

	Metals and Mining — 3.9%
20,000	Barrick Gold Corp.	364,548	366,000
20,000	Freeport-McMoRan Copper & Gold Inc.	713,205	730,000
12,000	Newmont Mining Corp.	488,021	305,280

		1,565,774	1,401,280

	Paper and Forest Products — 2.4%
17,000	International Paper Co.	493,731	857,990

	Retail — 3.1%
25,000	Best Buy Co. Inc.	645,208	775,250
12,000	Hertz Global Holdings Inc.†	333,562	336,360

		978,770	1,111,610

	Specialty Chemicals — 3.1%
8,000	E. I. du Pont de Nemours and Co.	296,906	523,520
11,000	The Dow Chemical Co.	308,351	566,060

		605,257	1,089,580

See accompanying notes to financial statements.

The Gabelli Dividend Growth Fund

Schedule of Investments (Continued) — June 30, 2014 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Telecommunications — 2.4%
10,260	Verizon Communications Inc.	$399,351	$502,022
10,909	Vodafone Group plc, ADR	503,320	364,252

		902,671	866,274

	Water — 3.2%
9,000	American Water Works Co. Inc.	264,166	445,050
18,000	Xylem Inc.	480,941	703,440

		745,107	1,148,490

	TOTAL COMMON STOCKS	23,633,290	33,994,366

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 4.2%
$1,476,000	U.S. Treasury Bills,
	0.020% to 0.070%††,
	07/03/14 to 10/30/14	1,475,852	1,475,876

	TOTAL INVESTMENTS — 99.8%	$25,109,142	35,470,242

	Other Assets and Liabilities (Net) — 0.2%		84,907

	NET ASSETS — 100.0%		$35,555,149

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

See accompanying notes to financial statements.

The Gabelli Dividend Growth Fund

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

Assets:
Investments, at value (cost $25,109,142)	$35,470,242
Receivable for Fund shares sold	157,399
Prepaid expenses	37,704
Dividends receivable	36,359

Total Assets	35,701,704

Liabilities:
Payable to custodian	44,877
Payable for Fund shares redeemed	25,903
Payable for investment advisory fees	28,829
Payable for distribution fees	7,224
Payable for shareholder communications expenses	23,177
Payable for legal and audit fees	9,910
Other accrued expenses	6,635

Total Liabilities	146,555

Net Assets
(applicable to 1,740,229 shares outstanding)	$35,555,149

Net Assets Consist of:
Paid-in capital	$22,623,729
Accumulated net investment income	427,448
Accumulated net realized gain on investments	2,142,872
Net unrealized appreciation on investments	10,361,100

Net Assets	$35,555,149

Shares of Beneficial Interest, each at $0.001 par value; unlimited number of shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($25,863,617 ÷ 1,263,220 shares outstanding)	$20.47
Class A:
Net Asset Value and redemption price per share ($3,635,988 ÷ 177,846 shares outstanding)	$20.44
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$21.69
Class C:
Net Asset Value and offering price per share ($1,594,164 ÷ 82,400 shares outstanding)	$19.35	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($4,461,380 ÷ 216,763 shares outstanding)	$20.58

Statement of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $4,054)	$728,155
Interest	60

Total Investment Income	728,215

Expenses:
Investment advisory fees	167,356
Distribution fees - Class AAA	30,756
Distribution fees - Class A	4,138
Distribution fees - Class C	7,256
Registration expenses	23,340
Shareholder communications expenses	21,289
Shareholder services fees	16,366
Trustees’ fees	14,876
Legal and audit fees	7,256
Custodian fees	4,899
Miscellaneous expenses	9,563

Total Expenses	307,095

Plus:
Expenses recovered by Adviser (See Note 3)	10,696

Net Expenses	317,791

Net Investment Income	410,424

Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain on investments	2,224,614

Net change in unrealized appreciation/depreciation on investments	(241,887)

Net Realized and Unrealized Gain/(Loss) on Investments	1,982,727

Net Increase in Net Assets Resulting from Operations	$2,393,151

(a)	Redemption price varies based on the length of time held.

See accompanying notes to financial statements.

The Gabelli Dividend Growth Fund

Statement of Changes in Net Assets

Six Months Ended
June 30, 2014	Year Ended
(Unaudited)	December 31, 2013

Operations:
Net investment income	$410,424	$186,858
Net realized gain on investments	2,224,614	1,292,378
Net change in unrealized appreciation/depreciation on investments	(241,887)	6,359,745

Net Increase in Net Assets Resulting from Operations	2,393,151	7,838,981

Distributions to Shareholders:
Net investment income
Class AAA	—	(113,932)
Class A	—	(15,457)
Class C	—	(70)
Class I	—	(27,415)

	—	(156,874)

Net realized gain
Class AAA	—	(857,008)
Class A	—	(105,211)
Class C	—	(55,799)
Class I	—	(138,603)

	—	(1,156,621)

Total Distributions to Shareholders	—	(1,313,495)

Shares of Beneficial Interest Transactions:
Class AAA	(932,102)	1,407,865
Class A	325,176	1,191,417
Class C	(129,220)	247,156
Class I	89,615	378,934

Net Increase/(Decrease) in Net Assets from Shares of Beneficial Interest Transactions	(646,531)	3,225,372

Redemption Fees	3	3

Net Increase in Net Assets	1,746,623	9,750,861
Net Assets:
Beginning of year	33,808,526	24,057,665

End of period (including undistributed net investment income of $427,448 and $17,024, respectively)	$35,555,149	$33,808,526

See accompanying notes to financial statements.

The Gabelli Dividend Growth Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions								Ratios to Average Net Assets/ Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investments	Return of Capital(b)	Total Distributions	Redemption Fees (a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)	Operating Expenses Before Reimbursement	Operating Expenses Net of Reimburse- ment and Credits (c)	Portfolio Turnover Rate
Class AAA
2014(d)	$19.10	$0.23		$1.14	$1.37	—		—	—	—	$0.00	$20.47	7.2%	$25,864	2.45%(e)	1.90%(e)	1.90%(e)(f)	17%
2013	15.10	0.11		4.66	4.77	$(0.09)		$(0.68)	—	$(0.77)	0.00	19.10	31.7	25,051	0.64	2.00	2.00(f)	12
2012	13.71	0.18		1.40	1.58	(0.19)		—	—	(0.19)	0.00	15.10	11.5	18,621	1.21	2.11	2.00	20
2011	13.82	0.04		(0.11)	(0.07)	(0.04)		—	—	(0.04)	0.00	13.71	(0.5)	21,551	0.28	2.00	2.00(f)	45
2010	12.25	(0.02)		1.59	1.57	—		—	—	—	—	13.82	12.8	25,152	(0.14)	2.12	2.00	42
2009	9.40	(0.00	)(b)	2.88	2.88	(0.03)		—	$(0.00)	(0.03)	0.00	12.25	30.6	26,045	0.04	2.13	2.01	76
Class A
2014(d)	$19.07	$0.24		$1.13	$1.37	—		—	—	—	$0.00	$20.44	7.2%	$3,636	2.50%(e)	1.90%(e)	1.90%(e)(f)	17%
2013	15.09	0.12		4.64	4.76	$(0.10)		$(0.68)	—	$(0.78)	0.00	19.07	31.6	3,062	0.66	2.00	2.00(f)	12
2012	13.70	0.17		1.41	1.58	(0.19)		—	—	(0.19)	0.00	15.09	11.6	1,421	1.18	2.11	2.00	20
2011	13.82	0.04		(0.11)	(0.07)	(0.05)		—	—	(0.05)	0.00	13.70	(0.5)	1,451	0.32	2.00	2.00(f)	45
2010	12.25	(0.02)		1.59	1.57	—		—	—	—	—	13.82	12.8	1,153	(0.14)	2.12	2.00	42
2009	9.41	(0.01)		2.89	2.88	(0.04)		—	$(0.00)	(0.04)	0.00	12.25	30.6	1,404	(0.07)	2.13	2.01	76
Class C
2014(d)	$18.11	$0.15		$1.09	$1.24	—		—	—	—	$0.00	$19.35	6.8%	$1,594	1.67%(e)	2.65%(e)	2.65%(e)(f)	17%
2013	14.39	(0.02)		4.42	4.40	$(0.00	)(b)	$(0.68)	—	$(0.68)	0.00	18.11	30.6	1,630	(0.10)	2.75	2.75(f)	12
2012	13.12	0.07		1.32	1.39	(0.12)		—	—	(0.12)	0.00	14.39	10.6	1,103	0.51	2.86	2.75	20
2011	13.28	(0.05)		(0.11)	(0.16)	—		—	—	—	0.00	13.12	(1.2)	600	(0.41)	2.75	2.75(f)	45
2010	11.86	(0.11)		1.53	1.42	—		—	—	—	—	13.28	12.0	424	(0.90)	2.87	2.75	42
2009	9.15	(0.09)		2.80	2.71	—		—	—	—	0.00	11.86	29.6	300	(0.82)	2.88	2.76	76
Class I
2014(d)	$19.17	$0.26		$1.15	$1.41	—		—	—	—	$0.00	$20.58	7.4%	$4,461	2.68%(e)	1.65%(e)	1.65%(e)(f)	17%
2013	15.15	0.16		4.67	4.83	$(0.13)		$(0.68)	—	$(0.81)	0.00	19.17	32.0	4,066	0.89	1.75	1.75(f)	12
2012	13.76	0.22		1.40	1.62	(0.23)		—	—	(0.23)	0.00	15.15	11.8	2,913	1.50	1.86	1.75	20
2011	13.87	0.08		(0.11)	(0.03)	(0.08)		—	—	(0.08)	0.00	13.76	(0.2)	1,800	0.57	1.75	1.75(f)	45
2010	12.26	0.01		1.60	1.61	—		—	—	—	0.00	13.87	13.1	1,575	0.11	1.87	1.75	42
2009	9.41	0.03		2.87	2.90	(0.05)		—	$(0.00)	(0.05)	0.00	12.26	30.9	844	0.28	1.88	1.76	76

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)

The Fund also incurred tax expense during the year ended December 31, 2009. If tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.00% (Class AAA and Class A), 2.75% (Class C), and 1.75% (Class I), respectively. For the six months ended June 30, 2014 and the years ended December 31, 2013, 2012, 2011, and 2010, there were no tax expenses incurred by the Fund.

(d)	For the six months ended June 30, 2014, unaudited.
(e)	Annualized.
(f)

Under an expense deferral agreement with the Adviser, the Adviser recovered from the Fund $10,696, $16,430 and $13,570 for the six months ended June 30, 2014 and the years ended December 31, 2013 and December 31, 2011, respectively, representing previously reimbursed expenses from the Adviser. Had such payment not been made, the expense ratio would have been 1.83%, 1.94% and 1.95% (Class AAA and Class A) 2.58%, 2.69% and 2.70% (Class C), and 1.58%, 1.69% and 1.70% (Class I). During the years ended December 31, 2012, 2010, and 2009, the Adviser did not recover any previously reimbursed expenses.

See accompanying notes to financial statements.

The Gabelli Dividend Growth Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Dividend Growth Fund was organized on May 13, 1999 as a Delaware statutory trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on August 26, 1999.

2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Gabelli Dividend Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
—	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2014 is as follows:

Investments
in Securities
(Market Value)
Valuation Inputs*	Assets
Level 1 - Quoted Prices	$33,994,366
Level 2 - Other Significant Observable Inputs	1,475,876

Total	$35,470,242

*

Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the Schedule of Investments (“SOI”). Please refer to the SOI for the industry classifications of these portfolio holdings. Level 1 consists of common stocks. Level 2 consists of U.S. Government Obligations.

The Fund did not have transfers between Level 1 and Level 2 during the six months ended June 30, 2014. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held at June 30, 2014 or December 31, 2013.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding

The Gabelli Dividend Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Custodian Fee Credits. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.”

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. These book/ tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are

The Gabelli Dividend Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2013 was as follows:

Distributions paid from:
Ordinary income	$179,599
Net long term capital gains	1,133,896

Total distributions paid	$1,313,495

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short term or long term capital losses.

The following summarizes the tax cost of investments and the related unrealized appreciation at June 30, 2014:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$25,198,458	$10,752,098	$(480,314)	$10,271,784

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2014, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2014, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (exclusive of brokerage fees, interest, taxes, and extraordinary expenses) until at least May 1, 2014, at no more than 2.00%, 2.00%, 2.75%, and 1.75%, respectively, of Class AAA, Class A, Class C, and Class I Shares’ average daily net assets. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser,

The Gabelli Dividend Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

to repay such amount to the extent, that after giving the effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 2.00%, 2.00%, 2.75%, and 1.75% of the value of the Fund’s average daily net assets for Class AAA, Class A, Class C, and Class I, respectively. The Fund is obliged to repay the Adviser for a period of two years following the year in which the Adviser reimbursed the Fund only to the extent that the operating expenses of the Fund, after giving effect to the recovery by the Adviser, would not exceed the foregoing limitations. The agreement is renewable annually. During the six months ended June 30, 2014, the Adviser recovered $10,696 representing the balance of previously reimbursed expenses.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended, and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Trustee each receive a $1,000 annual fee. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2014, other than short term securities and U.S. Government obligations, aggregated $6,907,528 and $5,360,790, respectively.

6. Transactions with Affiliates. During the six months ended June 30, 2014, the Fund paid brokerage commissions on security trades of $4,776 to G.research, Inc., an affiliate of the Adviser. Additionally, the Distributor retained a total of $4,092 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. The Adviser did not seek a reimbursement during the six months ended June 30, 2014.

7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR rate plus 100 basis points or the sum of the federal funds rate plus 100 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. During the six months ended June 30, 2014, there were no borrowings under the line of credit.

8. Shares of Beneficial Interest. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from the Distributor, through selected broker/dealers, or the transfer agent. Class I Shares are offered without a sales charge, solely to certain institutions, directly through the Distributor or brokers that have entered into selling agreements specifically with respect to Class I Shares. Class A Shares are subject

The Gabelli Dividend Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2014 and the year ended December 31, 2013, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of beneficial interest were as follows:

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	76,088	$1,469,169	248,873	$4,346,264
Shares issued upon reinvestment of distributions	—	—	48,645	918,899
Shares redeemed	(124,736)	(2,401,271)	(218,821)	(3,857,298)

Net increase/(decrease)	(48,648)	$(932,102)	78,697	$1,407,865

Class A
Shares sold	54,735	$1,032,438	71,393	$1,275,057
Shares issued upon reinvestment of distributions	—	—	6,235	117,604
Shares redeemed	(37,475)	(707,262)	(11,245)	(201,244)

Net increase	17,260	$325,176	66,383	$1,191,417

Class C
Shares sold	5,386	$102,916	26,158	$451,055
Shares issued upon reinvestment of distributions	—	—	3,078	55,154
Shares redeemed	(12,942)	(232,136)	(15,908)	(259,053)

Net increase/(decrease)	(7,556)	$(129,220)	13,328	$247,156

Class I
Shares sold	13,637	$263,201	41,172	$733,016
Shares issued upon reinvestment of distributions	—	—	8,456	160,405
Shares redeemed	(8,973)	(173,586)	(29,725)	(514,487)

Net increase	4,664	$89,615	19,903	$378,934

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Other Matters. On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York (the “Court”) against the Executive Vice President and Chief Operating Officer (the “Officer”) of the Adviser, alleging violations of certain federal securities laws arising from the same matter.

The Gabelli Dividend Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

On May 2, 2014, the SEC filed with the Court a stipulation of voluntary dismissal of the civil action against the Officer, and on June 19, 2014, the Court approved the stipulation and entered an order of dismissal of the action against the Officer. The settlement by the Adviser and the disposition of the action against the Officer did not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Dividend Growth Fund

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited)

At its meeting on February 25, 2014, the Board of Trustees (“Board”) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not “interested persons” of the Fund (the “Independent Board Members”). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium, and long term performance of the Fund since inception against a peer group of large-cap value funds. The Independent Board Members noted that the Fund’s performance was in the third quintile for the one year period, the fourth quintile for the three year period, and in the second quintile for the five year period.

Profitability. The Independent Board Members reviewed summary data regarding the lack of profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker, that the affiliated broker received distribution fees and minor amounts of sales commissions and that the Adviser received a moderate amount of soft dollar benefits through the Fund’s portfolio brokerage.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale. The Independent Board Members noted that the Fund needed significantly more assets before any potential economies of scale could be realized.

Sharing of Economies of Scale. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop or any historical losses or diminished profitability to the Adviser in prior years.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of large-cap value funds and noted that the advisory fee includes substantially all administrative services for the Fund as well as the investment advisory services of the Adviser. The Independent Board Members noted that the Fund’s expense ratios were above average and the Fund’s size was below average within these groups. The Independent Board Members also noted that an advisory fee waiver structure was in effect for the Fund. The Independent Board Members were presented with, but did not consider material to their decision, various information comparing the advisory fee to the fees for other types of accounts managed by affiliates of the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a reasonable performance record. The Independent Board Members also concluded that the Fund’s expense ratios and low profitability to the Adviser of managing the Fund were reasonable, particularly in light of the Fund’s performance, and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential

The Gabelli Dividend Growth Fund

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited) (Continued)

profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and GAMCO Asset Management Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

—	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

—

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

THE GABELLI DIVIDEND GROWTH FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Barbara G. Marcin, CFA, joined GAMCO Investors, Inc. in 1999 and currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Prior to joining GAMCO, Ms. Marcin was head of value investments at Citibank Global Asset Management. Ms. Marcin graduated with Distinction as an Echols Scholar from the University of Virginia and holds an MBA degree from Harvard University’s Graduate School of Business.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI DIVIDEND GROWTH FUND

One Corporate Center

Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)

f 914-921-5118

e info@gabelli.com

   GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES	OFFICERS

Mario J. Gabelli, CFA	Bruce N. Alpert
Chairman and	President
Chief Executive Officer,
GAMCO Investors, Inc.	Andrea R. Mango
Secretary
Anthony J. Colavita
President,	Agnes Mullady
Anthony J. Colavita, P.C.	Treasurer
Vincent D. Enright	Richard J. Walz
Former Senior Vice	Chief Compliance
President and Chief	Officer
Financial Officer,
KeySpan Corp.	DISTRIBUTOR
Mary E. Hauck	G.distributors, LLC
Former Senior Portfolio
Manager,	CUSTODIAN, TRANSFER
Gabelli-O’ Connor Fixed	AGENT, AND DIVIDEND
Income Mutual Fund	DISBURSING AGENT
Management Co.
State Street Bank and Trust
Kuni Nakamura	Company
President,
Advanced Polymer, Inc.	LEGAL COUNSEL
Werner J. Roeder, MD	Skadden, Arps, Slate, Meagher &
Medical Director,	Flom LLP
Lawrence Hospital

This report is submitted for the general information of the shareholders of The Gabelli Dividend Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB402Q214SR

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Dividend Growth Fund

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/02/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/02/2014

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	9/02/2014

* Print the name and title of each signing officer under his or her signature.